Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Revenues
Service	$ 118,437	$ 119,252	$ 118,506
Equipment	14,010	9,500	8,928
Total Operating Revenues	132,447	128,752	127,434
Operating Expenses
Cost of services and sales (exclusive of depreciation and amortization shown separately below)	60,611	51,464	55,228
Selling, general and administrative	39,697	28,414	41,066
Abandonment of network assets	2,120	0	0
Depreciation and amortization	18,273	18,395	18,143
Total operating expenses	120,701	98,273	114,437
Operating Income	11,746	30,479	12,997
Other Income (Expense)
Interest expense	(3,613)	(3,940)	(3,444)
Equity in net income of affiliates	175	642	752
Other income (expense) - net	1,652	596	134
Total other income (expense)	(1,786)	(2,702)	(2,558)
Income Before Income Taxes	9,960	27,777	10,439
Income tax expense	3,442	9,224	2,900
Net Income	6,518	18,553	7,539
Less: Net Income Attributable to Noncontrolling Interest	(294)	(304)	(275)
Net Income Attributable to AT&T	$ 6,224	$ 18,249	$ 7,264
Basic Earnings Per Share Attributable to AT&T	$ 1.19	$ 3.39	$ 1.25
Diluted Earnings Per Share Attributable to AT&T	$ 1.19	$ 3.39	$ 1.25